Related Party	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Related Party
Related Party

NOTE 6 – Related Party

As of June 30, 2015 and 2014, the Company owed a shareholder the amounts of $11,000 and $61,766, respectively. This loan is non-interest bearing with not set terms of repayment. The Company plans to repay the loan as cash flow permits.

NOTE 6 – Related Party

As of June 30, 2015 and 2014, the Company owed a shareholder the amounts of $11,000 and $61,766, respectively. This loan is non-interest bearing with not set terms of repayment. The Company plans to repay the loan as cash flow permits.